Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 106,010	₩ 52,371	₩ 42,914
Cash and Cash Equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	39,095	16,720	24,909
Short Term Financial Instruments
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	22,500	22,000	11,500
Accounts Receivable
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	42,168	11,819	5,289
Other Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	698	710	160
Other Current Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	155	157	102
Other Non-current Financial Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 1,394	₩ 965	₩ 954